ACCRUED EXPENSES AND DEFERRED REVENUE (Details Textual) (USD $)	1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Accrued Bonuses, Current			$ 790,000	$ 587,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 465,000	$ 407,000
Stock Issued During Period, Shares, Share-Based Compensation, Net Of Forfeitures (in shares)	146,555	83,959